UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3721

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	05/31
Date of reporting period:	2/28/13

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Municipal Bond Fund, Inc.
February 28, 2013 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.1%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--2.9%
Alabama Port Authority,
Docks Facilities Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	10/1/22	5,000,000		5,526,950
Alabama Public School and College
Authority, Capital Improvement
Bonds	5.00	12/1/24	2,500,000		2,951,400
Birmingham Water Works Board,
Water Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	1/1/17	6,310,000		7,219,019
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/17	5,050,000		5,052,121
University of Alabama Board of
Trustees, General Revenue (The
University of Alabama)	5.00	7/1/24	6,025,000		7,459,553
Alaska--.5%
Alaska Industrial Development and
Export Authority, Revolving
Fund Revenue	5.25	4/1/24	3,780,000		4,506,554
Arizona--4.3%
Arizona Transportation Board,
Highway Revenue (Prerefunded)	5.00	7/1/16	10,990,000	a	12,648,501
Arizona Transportation Board,
Transportation Excise Tax
Revenue (Maricopa County
Regional Area Road Fund)	5.00	7/1/17	6,000,000		7,107,000
Arizona Water Infrastructure
Finance Authority, Water
Quality Revenue	5.00	10/1/19	1,965,000		2,443,202
Phoenix Civic Improvement
Corporation, Junior Lien Water
System Revenue	5.00	7/1/23	4,290,000		5,228,137
Pima County,
Sewer System Revenue
Obligations (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/23	3,250,000		3,918,753
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.13	7/1/15	2,055,000		2,095,484
Salt River Project Agricultural
Improvement and Power
District, Salt River Project

Electric System Revenue	5.00	12/1/17	2,650,000		3,175,999
Salt River Project Agricultural
Improvement and Power
District, Salt River Project
Electric System Revenue	5.00	12/1/27	4,500,000		5,437,260
California--12.8%
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (San Diego Hospital
Association)	5.13	3/1/18	155,000		161,098
Arcadia Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/20	1,635,000	b	1,260,242
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.00	4/1/22	3,500,000		4,447,135
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.25	4/1/24	6,000,000		7,280,940
California,
GO (Various Purpose)	5.25	10/1/20	18,060,000		22,174,429
California,
GO (Various Purpose)	5.25	3/1/22	1,250,000		1,529,062
California,
GO (Various Purpose)	5.63	4/1/25	3,500,000		4,282,635
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/24	2,500,000		2,988,575
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.25	10/1/24	3,000,000		3,688,050
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	8/15/22	3,000,000		3,515,490
California Housing Finance Agency,
Home Mortgage Revenue	4.55	8/1/21	730,000		738,643
California Housing Finance Agency,
Home Mortgage Revenue	4.60	8/1/21	1,450,000		1,455,263
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FGIC)	4.40	2/1/18	3,300,000		3,405,039
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FGIC)	4.40	8/1/18	3,310,000		3,409,333
California State University
Trustees, Systemwide Revenue	5.00	11/1/22	5,000,000		6,227,800
Clovis Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/22	10,415,000	b	7,972,995
Coast Community College District,

GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/20	1,855,000	b	1,559,461
Los Angeles Department of
Airports, Subordinate Revenue
(Los Angeles International
Airport)	5.25	5/15/25	1,845,000		2,150,883
Los Angeles Harbor Department,
Revenue	5.00	8/1/19	1,425,000		1,727,342
Sacramento City Unified School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	7/1/23	5,065,000	b	3,421,256
San Diego County Water Authority,
Water Revenue	5.00	5/1/21	2,725,000		3,442,275
San Diego County Water Authority,
Water Revenue	5.00	5/1/28	5,000,000		5,892,550
San Diego Public Facilities
Financing Authority, Water
Revenue	5.00	8/1/24	7,560,000		9,046,674
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport)	5.00	5/1/17	5,000,000		5,849,750
Southern California Public Power
Authority, Revenue (Canyon
Power Project)	5.00	7/1/23	5,000,000		5,970,450
Southern California Public Power
Authority, Revenue (Windy
Point/Windy Flats Project)	5.00	7/1/23	1,850,000		2,278,257
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	1,785,000		1,791,372
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.00	1/1/22	2,000,000		2,334,600
University of California Regents,
General Revenue	5.25	5/15/23	2,500,000		2,973,750
Colorado--.9%
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.00	10/1/23	5,355,000		6,531,547
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/18	3,000,000	b	2,591,940
Connecticut--.2%
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/26	1,000,000		1,181,780
Connecticut Health and Educational

Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/27	1,000,000		1,174,030
District of Columbia--2.4%
District of Columbia,
HR (Children's Hospital
Obligated Group Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/15/18	2,000,000		2,281,500
District of Columbia,
Income Tax Secured Revenue	5.00	12/1/25	2,500,000		3,025,450
District of Columbia,
Revenue (Howard University
Issue) (Insured; AMBAC)
(Prerefunded)	5.00	10/1/16	2,545,000	a	2,952,633
District of Columbia,
Revenue (Howard University
Issue) (Insured; AMBAC)
(Prerefunded)	5.00	10/1/16	2,660,000	a	3,086,052
District of Columbia Water and
Sewer Authority, Public
Utility Subordinate Lien
Revenue	5.00	10/1/27	5,980,000		7,234,783
Washington Metropolitan Area
Transit Authority, Gross
Revenue Transit Bonds	5.25	7/1/23	3,725,000		4,429,137
Florida--11.1%
Bay County,
Sales Tax Revenue (Insured;
AMBAC)	5.00	9/1/24	2,375,000		2,683,441
Brevard County,
Local Option Fuel Tax Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/23	1,260,000		1,312,189
Broward County,
Port Facilities Revenue	5.00	9/1/21	4,340,000		5,178,662
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/19	3,000,000		3,548,940
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.25	6/1/17	7,500,000		8,705,325
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/21	5,000,000		5,958,950
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.25	2/15/20	3,500,000		4,210,535
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; Assured

Guaranty Municipal Corp.)	5.25	2/15/22	2,000,000		2,448,020
Florida Education System,
University of Florida Housing
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/22	2,055,000		2,291,346
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/16	2,250,000		2,553,390
Florida Water Pollution Control
Financing Corporation, Water
PCR	5.25	1/15/21	2,545,000		2,653,646
Hillsborough County,
GO (Unincorporated Area Parks
and Recreation Program)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/22	1,155,000		1,472,602
Hillsborough County,
Junior Lien Utility Revenue
(Insured; AMBAC)	5.50	8/1/14	3,205,000		3,439,798
Indian River County,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/20	2,265,000		2,559,676
Jacksonville Aviation Authority,
Revenue (Insured; AMBAC)	5.00	10/1/19	3,220,000		3,599,767
Jacksonville Economic Development
Commission, Health Care
Facilities Revenue (Florida
Proton Therapy Institute
Project)	6.00	9/1/17	2,245,000	c	2,483,105
Jacksonville Electric Authority,
Revenue (Saint Johns River
Power Park System)	5.00	10/1/20	2,000,000		2,446,460
Lakeland,
Energy System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/18	6,250,000		7,469,000
Miami-Dade County,
Subordinate Special Obligation
Revenue	5.00	10/1/26	1,000,000		1,184,830
Miami-Dade County,
Transit System Sales Surtax
Revenue (Insured; XLCA)	5.00	7/1/24	2,330,000		2,620,038
Miami-Dade County,
Water and Sewer System Revenue	5.38	10/1/24	5,000,000		5,992,050
Miami-Dade County,
Water and Sewer System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	10/1/17	5,000,000		5,929,550
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FGIC)	5.25	10/1/17	5,000,000		5,324,250
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/23	2,500,000		2,971,475

Orlando-Orange County Expressway
Authority, Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	7/1/17	2,105,000		2,456,956
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School
Project)	6.75	7/1/22	3,000,000	d	899,730
Palm Beach County School Board,
COP (Master Lease Purchase
Agreement) (Insured; AMBAC)	5.38	8/1/14	4,000,000		4,267,200
Pasco County,
Solid Waste Disposal and
Resource Recovery System
Revenue	5.00	10/1/16	3,000,000		3,408,060
Polk County,
Constitutional Fuel Tax
Improvement Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	12/1/19	580,000		638,319
Polk County,
Utility System Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.25	10/1/13	2,000,000	a	2,059,260
Sarasota County School Board,
COP (Master Lease Program
Agreement) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/15	1,000,000		1,096,740
Seminole County,
Water and Sewer Revenue	5.00	10/1/21	1,050,000		1,162,109
Tampa,
Solid Waste System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/16	2,690,000		3,042,686
Georgia--2.8%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/20	3,000,000		3,825,900
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/15	5,000,000		5,391,250
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/25	4,000,000		5,211,120
DeKalb County School District,
GO Sales Tax Bonds	4.00	11/1/17	5,000,000		5,723,550
Municipal Electric Authority of
Georgia, Revenue (Project One
Subordinated Bonds)	5.75	1/1/19	2,660,000		3,237,406
Private Colleges and Universities
Authority, Revenue (Emory
University)	5.00	9/1/16	3,235,000		3,732,220

Hawaii--1.0%
Hawaii,
Airports System Revenue	5.00	7/1/18	6,000,000	7,123,500
Honolulu City and County,
Wastewater System Revenue
(Second Bond Resolution)	5.00	7/1/22	2,500,000	2,963,375
Idaho--.2%
Idaho Health Facilities Authority,
Revenue (Trinity Health Credit
Group)	6.13	12/1/28	1,450,000	1,748,250
Illinois--3.6%
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/17	2,500,000	2,878,475
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)
(Insured; CIFG)	5.50	1/1/15	6,450,000	6,732,510
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.25	1/1/17	2,000,000	2,321,600
Chicago,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/17	2,500,000	2,698,025
Chicago,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	1/1/20	1,450,000	1,642,937
Cook County Community High School
District Number 219, GO
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/24	2,020,000	2,366,289
Illinois,
Sales Tax Revenue	5.00	6/15/18	1,700,000	2,039,354
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	1/1/25	5,000,000	5,865,500
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place
Expansion Project) (Insured;
National Public Finance
Guarantee Corp.)	5.55	6/15/21	2,500,000	2,896,800
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.00	6/1/18	1,500,000	1,752,720
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.25	6/1/21	3,300,000	3,983,628

Indiana--1.8%
Indiana Finance Authority,
Educational Facilities Revenue
(Butler University Project)	5.00	2/1/30	1,400,000	1,522,248
Indiana Finance Authority,
First Lien Wastewater Utility
Revenue (CWA Authority Project)	5.25	10/1/23	2,500,000	3,103,850
Indianapolis,
Gas Utility Distribution
System Second Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	8/15/23	3,500,000	4,065,215
Indianapolis,
Thermal Energy System First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	10/1/18	7,700,000	9,156,147
Iowa--.3%
Iowa Finance Authority,
State Revolving Fund Revenue	5.00	8/1/24	2,000,000	2,455,400
Kansas--1.4%
Kansas Department of
Transportation, Highway Revenue	5.00	9/1/20	2,500,000	3,160,675
Wyandotte County/Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.65	9/1/18	9,130,000	10,223,774
Kentucky--.5%
Kentucky Municipal Power Agency,
Power System Revenue (Prairie
State Project) (Insured;
National Public Finance
Guarantee Corp.)	5.25	9/1/19	2,000,000	2,310,820
Pikeville,
Hospital Improvement Revenue
(Pikeville Medical Center,
Inc. Project)	6.25	3/1/23	2,195,000	2,687,251
Louisiana--.2%
Louisiana State University Board
of Supervisors and
Agricultural and Mechanical
College, Auxiliary Revenue	5.00	7/1/25	2,000,000	2,337,060
Maryland--2.4%
Baltimore Mayor and City Council,
Consolidated Public
Improvement GO	5.00	10/15/17	1,230,000	1,468,571
Maryland,
GO (State and Local Facilities
Loan)	5.00	8/1/16	4,340,000	5,007,188
Maryland,
GO (State and Local Facilities
Loan)	5.00	8/1/21	2,500,000	3,073,925
Maryland,
GO (State and Local Facilities

Loan)	5.00	8/1/21	5,000,000	6,274,350
Maryland Economic Development
Corporation, EDR
(Transportation Facilities
Project)	5.38	6/1/25	1,500,000	1,717,065
Maryland Health and Higher
Educational Facilities
Authority, Revenue (The Johns
Hopkins Health System
Obligated Group Issue)	5.00	7/1/24	1,155,000	1,422,868
Prince George's County,
Consolidated Public
Improvement GO	5.00	9/15/22	3,340,000	4,237,658
Massachusetts--3.6%
Massachusetts,
GO (Consolidated Loan)	5.00	4/1/24	7,500,000	9,156,225
Massachusetts College Building
Authority, Revenue	5.00	5/1/27	1,800,000	2,178,666
Massachusetts Development Finance
Agency, Revenue (Bentley
University Issue)	5.00	7/1/23	2,550,000	2,873,875
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.00	7/1/25	1,000,000	1,192,960
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	5.50	1/1/22	2,990,000	3,509,871
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/23	5,000,000	6,285,000
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/23	2,500,000	3,105,625
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/24	5,000,000	6,225,950
Michigan--4.8%
Detroit,
Sewage Disposal System Senior
Lien Revenue	6.50	7/1/24	4,765,000	5,700,084
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	7/1/19	1,635,000	1,912,786
Detroit,
Water Supply System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/22	5,000,000	5,429,150
Detroit,
Water Supply System Senior
Lien Revenue (Insured;
National Public Finance

Guarantee Corp.)	5.00	7/1/18	1,750,000	1,904,332
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax) (Insured; FGIC)	6.00	5/1/19	2,965,000	3,645,201
Michigan,
GO (Environmental Program)	5.00	11/1/19	2,000,000	2,478,980
Michigan Finance Authority,
Clean Water Revolving Fund
Subordinate Revenue	5.00	10/1/18	2,000,000	2,438,860
Michigan Finance Authority,
Unemployment Obligation
Assessment Revenue	5.00	7/1/18	3,500,000	4,257,925
Michigan Finance Authority,
Unemployment Obligation
Assessment Revenue	5.00	7/1/21	10,000,000	11,896,400
Michigan Strategic Fund,
LOR (State of Michigan
Cadillac Place Office Building
Project)	5.00	10/15/15	1,040,000	1,146,101
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport)	5.00	12/1/18	2,500,000	2,949,750
Wayne County Airport Authority,
Junior Lien Airport Revenue
(Detroit Metropolitan Wayne
County Airport) (Insured;
National Public Finance
Guarantee Corp.)	5.00	12/1/22	2,500,000	2,850,325
Minnesota--.6%
Minneapolis-Saint Paul
Metropolitan Airports
Commission, Subordinate
Airport Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/25	5,000,000	5,645,800
Mississippi--.4%
Mississippi Development Bank,
Special Obligation Revenue
(Madison County Highway
Construction Project)
(Insured; National Public
Finance Guarantee Corp.)	5.00	1/1/22	3,875,000	4,368,210
Missouri--.4%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	6.00	6/1/20	3,160,000	3,608,151
Nebraska--.1%
Nebraska Public Power District,
General Revenue	5.00	1/1/19	1,000,000	1,210,290

Nevada--1.8%
Clark County,
Airport System Revenue	5.00	7/1/22	3,300,000		3,886,113
Clark County School District,
Limited Tax GO	5.00	6/15/25	4,950,000		5,666,413
Director of the State of Nevada
Department of Business and
Industry, SWDR (Republic
Services, Inc. Project)	5.63	6/1/18	5,000,000		5,791,900
Las Vegas Valley Water District,
Limited Tax GO (Additionally
Secured by Southern Nevada
Water Authority Pledged
Revenues)	5.00	6/1/25	2,100,000		2,546,523
New Jersey--2.1%
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	3,000,000		3,202,230
Casino Reinvestment Development
Authority, Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/1/19	5,000,000		5,312,250
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/16	1,000,000		1,163,620
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
National Public Finance
Guarantee Corporation)	5.00	9/1/18	5,500,000		6,077,995
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.88	6/1/21	1,210,000		1,371,136
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/15/18	2,930,000		3,287,138
New Mexico--.9%
New Mexico Hospital Equipment Loan
Council, Hospital System
Revenue (Presbyterian
Healthcare Services)	6.00	8/1/23	7,500,000		9,074,850
New York--7.2%
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	2.43	9/1/15	3,000,000	e	3,078,990
Metropolitan Transportation

Authority, Transportation
Revenue	5.00	11/15/17	2,800,000		3,308,592
New York City,
GO	5.00	8/1/17	2,000,000		2,367,160
New York City,
GO	5.00	8/1/18	5,000,000		5,732,000
New York City,
GO	5.00	4/1/20	590,000		645,017
New York City,
GO	5.00	8/1/20	2,655,000		3,292,120
New York City,
GO	5.00	4/1/22	1,145,000		1,249,252
New York City,
GO	5.00	8/1/28	5,000,000		5,908,750
New York City,
GO (Prerefunded)	5.00	4/1/15	3,665,000	a	4,023,070
New York City,
GO (Prerefunded)	5.00	4/1/15	1,910,000	a	2,096,607
New York City Health and Hospitals
Corporation, Health System
Revenue	5.00	2/15/22	4,385,000		5,179,299
New York City Industrial
Development Agency, Senior
Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated
Group)	5.00	7/1/20	3,035,000		3,286,480
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/15/18	5,750,000		7,039,955
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	2/1/24	3,000,000		3,629,370
New York Local Government
Assistance Corporation, GO	5.25	4/1/16	3,425,000		3,828,328
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.25	7/1/24	600,000		663,822
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.25	2/15/21	2,500,000		3,050,450
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/18	5,000,000		5,598,350
New York State Urban Development
Corporation, Corporate Purpose
Subordinate Lien	5.13	7/1/19	2,000,000		2,125,340
Suffolk Tobacco Asset
Securitization Corporation,
Tobacco Settlement

Asset-Backed Bonds	5.38	6/1/28	810,000		737,886
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	1/1/19	2,500,000		3,033,575
North Carolina--1.5%
North Carolina,
Capital Improvement Limited
Obligation Bonds	5.00	5/1/30	4,000,000		4,720,520
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/21	1,200,000		1,501,044
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (The United Methodist
Retirement Homes Project)	4.75	10/1/13	1,000,000		1,009,070
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (The United Methodist
Retirement Homes Project)	5.13	10/1/19	1,250,000		1,294,062
Wake County Industrial Facilities
and Pollution Control
Financing Authority, PCR
(Carolina Power and Light
Company Project) (Insured;
AMBAC)	0.16	10/1/22	6,500,000	e	6,012,500
Ohio--2.3%
Montgomery County,
Revenue (Miami Valley Hospital)	5.75	11/15/22	2,970,000		3,707,718
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Xavier
University Project) (Insured;
CIFG) (Prerefunded)	5.25	5/1/16	3,230,000	a	3,704,035
Ohio Water Development Authority,
PCR (Buckeye Power, Inc.
Project) (Insured; AMBAC)	5.00	5/1/22	4,030,000		4,221,143
Ohio Water Development Authority,
Water Pollution Control Loan
Fund Revenue (Water Quality
Series)	5.00	12/1/23	3,000,000		3,645,480
Ross County,
Hospital Facilities Revenue
(Adena Health System)	5.75	12/1/22	3,835,000		4,602,997
University of Cincinnati,
General Receipts Bonds
(Insured; AMBAC)	5.00	6/1/17	2,500,000		2,740,175
Oklahoma--.1%
Oklahoma City Water Utilities
Trust, Water and Sewer System
Revenue	5.00	7/1/19	1,060,000		1,311,082

Pennsylvania--4.6%
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; FGIC)	5.00	1/1/19	3,395,000	3,907,305
Chester County Industrial
Development Authority, Revenue
(Avon Grove Charter School
Project)	5.65	12/15/17	595,000	628,439
Delaware Valley Regional Finance
Authority, Local Government
Revenue	5.75	7/1/17	6,830,000	7,916,038
Erie Higher Education Building
Authority, College Revenue
(Mercyhurst College Project)	5.13	3/15/23	2,045,000	2,268,048
Montgomery County Higher Education
and Health Authority, HR
(Abington Memorial Hospital
Obligated Group)	5.00	6/1/21	6,585,000	7,989,580
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation
Revenue	5.00	7/1/21	10,000,000	11,857,200
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/17	4,000,000	4,712,120
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/27	1,800,000	2,130,444
Philadelphia Authority for
Industrial Development,
Revenue (Independence Charter
School Project)	5.38	9/15/17	1,710,000	1,801,742
Philadelphia School District,
GO	5.00	9/1/17	1,160,000	1,340,299
South Carolina--2.2%
Berkeley County School District,
Installment Purchase Revenue
(Securing Assets for Education)	5.25	12/1/21	9,395,000	9,729,744
Charleston Educational Excellence
Financing Corporation,
Installment Purchase Revenue
(Charleston County School
District, South Carolina
Project)	5.25	12/1/21	4,500,000	5,030,865
Hilton Head Island Public
Facilities Corporation, COP
(Insured; AMBAC)	5.00	3/1/13	1,065,000	1,065,394
Piedmont Municipal Power Agency,
Electric Revenue	5.00	1/1/20	5,000,000	5,942,250
Texas--6.4%
Austin,

Electric Utility System Revenue	5.00	11/15/23	1,550,000		1,864,247
Dallas Independent School
District, Unlimited Tax Bonds
(Permament School Fund
Guarantee Program)	5.00	2/15/23	1,295,000		1,591,995
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue (Learjet
Inc. Project)	6.15	1/1/16	4,000,000		4,007,840
Fort Bend Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/23	7,105,000		8,611,686
Gulf Coast Waste Disposal
Authority, Bayport Area System
Revenue (Insured; AMBAC)	5.00	10/1/14	2,065,000		2,179,835
Harris County Metropolitan Transit
Authority, Sales and Use Tax
Revenue	5.00	11/1/27	2,500,000		3,016,450
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/20	2,725,000		3,400,146
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/29	2,500,000		2,972,550
Lewisville Independent School
District, Unlimited Tax School
Building Bonds (Permament
School Fund Guarantee Program)	5.00	8/15/22	7,825,000		9,635,235
Love Field Airport Modernization
Corporation, Special
Facilities Revenue (Southwest
Airlines Company - Love Field
Modernization Program Project)	5.00	11/1/15	2,840,000		3,052,290
North Texas Tollway Authority,
First Tier System Revenue	6.00	1/1/23	3,000,000		3,559,410
San Antonio,
Electric and Gas Systems
Revenue (Prerefunded)	5.00	2/1/16	5,000,000	a	5,647,200
San Antonio,
Water System Revenue	5.00	5/15/29	1,355,000		1,594,401
Texas,
GO (College Student Loan Bonds)	5.50	8/1/19	3,500,000		4,330,970
Texas Water Development Board,
State Revolving Fund
Subordinate Lien Revenue	5.00	7/15/23	2,000,000		2,436,220
University of Houston System Board
of Regents, Consolidated
Revenue	5.00	2/15/18	2,500,000		2,986,825
University of Texas System Board
of Regents, Financing System
Revenue	5.00	8/15/20	1,000,000		1,258,480

Utah--.6%
Intermountain Power Agency,
Subordinated Power Supply
Revenue	5.00	7/1/18	3,000,000		3,618,300
Utah Building Ownership Authority,
LR (State Facilities Master
Lease Program) (Prerefunded)	5.00	5/15/14	1,825,000	a	1,930,230
Virginia--1.1%
Virginia,
GO	4.00	6/1/15	4,000,000		4,331,240
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/17	2,450,000		2,861,919
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/22	3,000,000		3,719,790
Washington--5.0%
Energy Northwest,
Columbia Generating Station
Electric Revenue	5.00	7/1/21	5,000,000		5,669,950
Energy Northwest,
Columbia Generating Station
Electric Revenue	5.00	7/1/23	5,000,000		5,689,450
Goat Hill Properties,
LR (Government Office Building
Project) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/1/20	2,360,000		2,556,022
Port of Seattle,
Intermediate Lien Revenue	5.00	2/1/18	2,500,000		2,938,300
Port of Seattle,
Intermediate Lien Revenue	5.00	8/1/28	2,485,000		2,954,342
Port of Seattle,
Limited Tax GO	5.75	12/1/25	1,000,000		1,246,850
Port of Seattle,
Limited Tax GO (Insured;
Assured Guaranty Municipal
Corp.)	5.00	11/1/16	5,000,000		5,158,850
Port of Tacoma,
Limited Tax GO (Insured;
Assured Guaranty Municipal
Corp.)	5.00	12/1/20	3,025,000		3,553,649
Seattle,
Unlimited Tax GO	5.00	12/1/17	5,050,000		6,057,626
Washington,
GO (Various Purpose)	5.00	7/1/16	5,000,000		5,734,800
Washington,
GO (Various Purpose)	5.00	2/1/22	2,500,000		3,032,225
Washington,

GO (Various Purpose) (Insured;
AMBAC) (Prerefunded)	5.00	1/1/16	3,600,000	a	4,061,412
West Virginia--.2%
West Virginia University Board of
Governors, University
Improvement Revenue (West
Virginia University Projects)	5.00	10/1/22	1,475,000		1,813,144
Wisconsin--.3%
Wisconsin Public Power Inc.,
Power Supply System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/19	2,950,000		3,236,121
U.S. Related--2.6%
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/23	1,500,000		1,529,550
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/22	2,500,000		2,669,850
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	7/1/13	745,000		758,619
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.50	7/1/24	1,750,000		1,869,490
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/16	510,000		534,806
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/18	3,000,000		3,249,570
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/23	2,670,000		2,830,841
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue (Insured;
XLCA)	5.25	7/1/20	2,000,000		2,134,640
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.50	8/1/21	8,000,000		9,282,800
Total Long-Term Municipal Investments
(cost $880,334,773)					953,845,271
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.4%	Rate (%)	Date	Amount ($)		Value ($)
Connecticut--.3%
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	0.07	3/1/13	1,800,000	f	1,800,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	0.07	3/1/13	1,100,000	f	1,100,000

Massachusetts--.2%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Stonehill
College Issue) (LOC; JPMorgan
Chase Bank)	0.09	3/1/13	1,100,000	f	1,100,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Wellesley
College Issue)	0.08	3/1/13	1,200,000	f	1,200,000
New York--.9%
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.11	3/1/13	2,700,000	f	2,700,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.11	3/1/13	1,300,000	f	1,300,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.11	3/1/13	1,700,000	f	1,700,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.11	3/1/13	2,700,000	f	2,700,000
Total Short-Term Municipal Investments
(cost $13,600,000)					13,600,000
Total Investments (cost $893,934,773)			99.5%		967,445,271
Cash and Receivables (Net)			.5%		4,602,394
Net Assets			100.0%		972,047,665

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, this security was valued at $2,483,105 or 0.3% of net assets.
d Non-income producing--security in default.
e Variable rate security--interest rate subject to periodic change.
f Variable rate demand note - rate shown is the interest rate in effect at February 28, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At February 28, 2013, net unrealized appreciation on investments was $73,510,498 of which $75,670,747 related to appreciated investment securities and $2,160,249 related to depreciated investment securities. At February 28, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts

EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of February 28, 2013 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	966,545,541	899,730	967,445,271

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 25, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	April 25, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)